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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [_]; Amendment Number: __________
This Amendment (Check only one.):      [_]  is a restatement.
                                       [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Minneapolis Portfolio Management Group, LLC
Address:  80 South 8/th/ Street
          Suite 1902
          Minneapolis, MN 55402

Form 13F File Number: 028-11088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Harrison T. Grodnick
Title:    Chief Operating Officer
Phone:    (612) 334-2000

Signature, Place, and Date of Signing:

/s/ Harrison T. Grodnick        Minneapolis, Minnesota        February 9, 2010
----------------------------    --------------------------    ----------------
[Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  25

Form 13F Information Table Value Total:  $636,785
                                           (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                                                                              Voting Authority
                                                              Value                Investment     Other    ---------------------
Symbol                        Title of Class      Cusip     (x$1,000)    Shares    Discretion   Managers     Sole     Shared None
------                       -----------------  ----------  ----------  ---------  -----------  ---------  ---------  ------ ----
3M CO                        COM                 88579Y101       37962     459199     Sole        NONE        459199
Archer Daniels Midland Co    COM                 039483102       34342    1096841     Sole        NONE       1096841
Barrick Gold Corp            COM                 067901108       13854     351809     Sole        NONE        351809
Boston Scientific Corp       COM                 101137107       17524    1947076     Sole        NONE       1947076
Brush Engineered Matls Inc   COM                 117421107       21239    1145591     Sole        NONE       1145591
Cemex Sab DE CV              SPON ADR NEW        151290889       22800    1928968     Sole        NONE       1928968
Cenovus Energy Inc           COM                 151350109       13871     550418     Sole        NONE        550418
Chesapeake Energy Corp       COM                 165167107       31591    1220658     Sole        NONE       1220658
Du Pont E I De Nemours & Co  COM                 263534109       30894     917563     Sole        NONE        917563
Dynegy Inc Del               CL A                26817G102       10088    5573265     Sole        NONE       5573265
Encana Corp                  COM                 292505104       17946     554074     Sole        NONE        554074
Goldcorp Inc New             COM                 380956409       44128    1121702     Sole        NONE       1121702
Ingersoll-Rand Global HLDG C NOTE 4.500% 4/1     45687AAD4       30297     847692     Sole        NONE        847692
ITT Corp New                 COM                 450911102       27484     522547     Sole        NONE        522547
Kraft Foods Inc              CL A                50075N104       30524    1123041     Sole        NONE       1123041
NCR Corp New                 COM                 62886E108       17200    1545405     Sole        NONE       1545405
Newmont Mining Corp          COM                 651639106       27802     587644     Sole        NONE        587644
Northstar Rlty Fin Corp      COM                 66704R100          69      20000     Sole        NONE         20000
Potash Corp Sask Inc         COM                 73755L107       31304     288518     Sole        NONE        288518
Pride Intl Inc Del           COM                 74153Q102       32096    1005823     Sole        NONE       1005823
Siemens A G                  SPONSORED ADR       826197501       36329     396169     Sole        NONE        396169
Sony Corp                    ADR NEW             835699307       20275     699142     Sole        NONE        699142
TCF Finl Corp                COM                 872275102       26311    1931827     Sole        NONE       1931827
Terex Corp New               COM                 880779103       31675    1598918     Sole        NONE       1598918
Wabtec Corp                  COM                 929740108       29181     714512     Sole        NONE        714512